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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-01311

                             The GAMCO Mathers Fund
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

             Date of reporting period: July 1, 2009 - June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2009 TO JUNE 30, 2010

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                                                                               1


ProxyEdge                                                Report Date: 07/06/2010
Meeting Date Range: 07/01/2010 to 06/30/2010
The GAMCO Mathers Fund

                            Investment Company Report

SUN MICROSYSTEMS, INC.

SECURITY        866810203      MEETING TYPE   Annual
TICKER SYMBOL   JAVA           MEETING DATE   17-Dec-2009
ISIN            US8668102036   AGENDA         933158138 - Management

                                                                            FOR/AGAINST
ITEM   PROPOSAL                                         TYPE         VOTE   MANAGEMENT
----   ----------------------------------------------   ----------   ----   -----------
1A     ELECTION OF DIRECTOR: SCOTT G. MCNEALY           Management   For    For
1B     ELECTION OF DIRECTOR: JAMES L. BARKSDALE         Management   For    For
1C     ELECTION OF DIRECTOR: STEPHEN M. BENNETT         Management   For    For
1D     ELECTION OF DIRECTOR: PETER L.S. CURRIE          Management   For    For
1E     ELECTION OF DIRECTOR: ROBERT J. FINOCCHIO, JR.   Management   For    For
1F     ELECTION OF DIRECTOR: JAMES H. GREENE, JR.       Management   For    For
1G     ELECTION OF DIRECTOR: MICHAEL E. MARKS           Management   For    For
1H     ELECTION OF DIRECTOR: RAHUL N. MERCHANT          Management   For    For
1I     ELECTION OF DIRECTOR: PATRICIA E. MITCHELL       Management   For    For
1J     ELECTION OF DIRECTOR: M. KENNETH OSHMAN          Management   For    For
1K     ELECTION OF DIRECTOR: P. ANTHONY RIDDER          Management   For    For
1L     ELECTION OF DIRECTOR: JONATHAN I. SCHWARTZ       Management   For    For
02     RATIFICATION OF THE APPOINTMENT OF ERNST &       Management   For    For
       YOUNG LLP AS SUN'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING JUNE 30, 2010.

IMS HEALTH INCORPORATED

SECURITY        449934108      MEETING TYPE   Special
TICKER SYMBOL   RX             MEETING DATE   08-Feb-2010
ISIN            US4499341083   AGENDA         933180820 - Management

                                                                            FOR/AGAINST
ITEM   PROPOSAL                                         TYPE         VOTE   MANAGEMENT
----   ----------------------------------------------   ----------   ----   -----------
01     TO ADOPT THE AGREEMENT AND PLAN OF MERGER,       Management   For    For
       DATED AS OF NOVEMBER 5, 2009, AS IT MAY BE
       AMENDED FROM TIME TO TIME, BY AND AMONG IMS
       HEALTH INCORPORATED, HEALTHCARE TECHNOLOGY
       HOLDINGS, INC. AND HEALTHCARE TECHNOLOGY
       ACQUISITION, INC.
02     TO APPROVE AN ADJOURNMENT OF THE SPECIAL         Management   For    For
       MEETING, IF NECESSARY OR APPROPRIATE, TO
       SOLICIT ADDITIONAL PROXIES IF THERE ARE
       INSUFFICIENT VOTES AT THE TIME OF THE SPECIAL
       MEETING TO ADOPT THE AGREEMENT AND PLAN OF
       MERGER.

BOWNE & CO., INC.

SECURITY        103043105      MEETING TYPE   Special
TICKER SYMBOL   BNE            MEETING DATE   26-May-2010
ISIN            US1030431050   AGENDA         933263751 - Management

                                                                            FOR/AGAINST
ITEM   PROPOSAL                                         TYPE         VOTE   MANAGEMENT
----   ----------------------------------------------   ----------   ----   -----------
01     TO ADOPT THE AGREEMENT AND PLAN OF MERGER        Management   For    For
       DATED AS OF FEBRUARY 23, 2010, AMONG BOWNE &
       CO., INC., R. R. DONNELLEY & SONS COMPANY, AND
       SNOOPY ACQUISITION, INC., AS IT MAY BE AMENDED
       FROM TIME TO TIME.
02     TO ADJOURN THE SPECIAL MEETING, IF NECESSARY     Management   For    For
       OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES
       IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF
       THE SPECIAL MEETING TO ADOPT THE MERGER
       AGREEMENT.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant The GAMCO Mathers Fund


By (Signature and Title)* /s/ Henry G. Van der Eb
                          ------------------------------------------------------
                          Henry G. Van der Eb, Chief Executive Officer

Date August 23, 2010

* Print the name and title of each signing officer under his or her signature.